Related party transactions	6 Months Ended
Sep. 30, 2020
Related party transactions
Related party transactions

11   Related party transactions

Transactions with joint arrangements and associates

Related party transactions with the Group’s joint arrangements and associates primarily consists of fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling arrangements. No related party transactions have been entered into during the year which might reasonably affect any decisions made by the users of these unaudited condensed consolidated financial statements except as disclosed below.

	Six months ended 30 September
	2020	2019
	€m	€m
Sales of goods and services to associates	7	12
Purchase of goods and services from associates	3	—
Sales of goods and services to joint arrangements	100	99
Purchase of goods and services from joint arrangements	90	88
Interest income receivable from joint arrangements[1]	29	45
Interest expense payable to joint arrangements[2]	29	—

	30 September	31 March
	2020	2020
	€m	€m
Trade balances owed:
by associates	3	4
to associates	3	4
by joint arrangements	94	157
to joint arrangements	23	37
Other balances owed by joint arrangements[1]	894	1,083
Other balances owed to joint arrangements[2]	1,673	2,017

Notes:

1.	Amounts arise primarily through VodafoneZiggo, TPG Telecom Limited and INWIT S.p.A. Interest is charged in line with market rates.
2.	Amounts for the period ended 30 September 2020 and the year ended 31 March 2020 are primarily in relation to leases of tower space from INWIT S.p.A.

In the six months ended 30 September 2020 the Group made contributions to defined benefit pension schemes of €99 million (2019:  €11 million). In addition, €1.0 million of dividends were paid to Board and Executive Committee members (2019:  €0.7 million). Dividends received from associates and joint ventures are disclosed in the consolidated statement of cash flows.